Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	9,838,755	8,716,906	8,710,627
Common stock, shares outstanding	9,838,755	8,716,906	8,710,627
Treasury stock, shares	46	46	46